UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22039
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           First Trust Specialty Finance and Financial Opportunities
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            Fund (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
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              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
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                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
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                      Date of fiscal year end: November 30
                                              -------------

                  Date of reporting period: February 29, 2016
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB) PORTFOLIO OF INVESTMENTS
FEBRUARY 29, 2016 (UNAUDITED)

     SHARES                                     DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------     ---------------
COMMON STOCKS - BUSINESS DEVELOPMENT COMPANIES - 111.9%

                 CAPITAL MARKETS - 111.9%
        122,877  Alcentra Capital Corp. (a)..........................................     $     1,271,777
        204,200  American Capital Ltd. (a) (b).......................................           2,795,498
         10,000  American Capital Senior Floating Ltd. ..............................              80,700
        551,102  Apollo Investment Corp. (a).........................................           2,821,644
        747,412  Ares Capital Corp. (a)..............................................          10,209,648
        103,900  BlackRock Capital Investment Corp. (a)..............................             940,295
        103,945  CM Finance, Inc. (a)................................................             741,128
        195,000  FS Investment Corp. (a).............................................           1,647,750
        120,294  Gladstone Capital Corp. ............................................             820,405
        142,533  Gladstone Investment Corp. .........................................             987,754
         22,255  Goldman Sachs BDC, Inc. (a).........................................             417,059
        514,730  Golub Capital BDC, Inc. (a).........................................           8,580,549
         16,699  Harvest Capital Credit Corp. .......................................             173,168
        479,198  Hercules Capital, Inc. (a)..........................................           5,343,058
        178,848  Horizon Technology Finance Corp. (a)................................           1,920,827
        340,472  KCAP Financial, Inc. ...............................................             994,178
         49,107  Main Street Capital Corp. (a).......................................           1,444,728
        108,353  Medallion Financial Corp. ..........................................             875,492
        556,714  Medley Capital Corp. (a)............................................           3,217,807
        489,164  New Mountain Finance Corp. (a)......................................           6,104,767
        152,084  OFS Capital Corp. (a)...............................................           1,675,966
         82,645  PennantPark Floating Rate Capital Ltd. (a)..........................             933,893
        745,081  PennantPark Investment Corp. (a)....................................           4,306,568
        295,709  Solar Capital Ltd. (a)..............................................           5,100,980
         53,454  Solar Senior Capital Ltd. ..........................................             753,706
        178,529  Stellus Capital Investment Corp. (a)................................           1,526,423
        433,728  TCP Capital Corp. (a)...............................................           6,037,494
        607,618  THL Credit, Inc. (a)................................................           5,972,885
         50,000  TICC Capital Corp. .................................................             262,500
        159,951  TPG Specialty Lending, Inc. (a).....................................           2,597,604
        301,594  Triangle Capital Corp. (a)..........................................           5,669,967
        353,845  TriplePoint Venture Growth BDC Corp. (a)............................           3,552,604
                                                                                          ---------------
                 TOTAL COMMON STOCKS - BUSINESS DEVELOPMENT COMPANIES ...............          89,778,822
                 (Cost $110,643,852)                                                      ---------------

COMMON STOCKS - 0.7%

                 CAPITAL MARKETS - 0.7%
         45,000  Safeguard Scientifics, Inc. (b).....................................             531,900
                 (Cost $801,125)                                                          ---------------

REAL ESTATE INVESTMENT TRUSTS - 15.4%

                 REAL ESTATE INVESTMENT TRUSTS - 15.4%
         314,500 Annaly Capital Management, Inc. (a).................................           3,185,885
         696,880 CYS Investments, Inc. (a)...........................................           5,463,539
         108,500 Capstead Mortgage Corp. (a).........................................           1,053,535
         194,282 Hatteras Financial Corp. (a)........................................           2,671,378
                                                                                          ---------------
                 TOTAL REAL ESTATE INVESTMENT TRUSTS ................................          12,374,337
                 (Cost $18,656,763)                                                       ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB) PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2016 (UNAUDITED)

     UNITS                                      DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------     ---------------
MASTER LIMITED PARTNERSHIPS - 2.5%

                 DIVERSIFIED FINANCIAL SERVICES - 2.5%
        138,200  Compass Diversified Holdings (a)....................................     $     2,038,450
                 (Cost $240,874)                                                          ---------------

                 TOTAL INVESTMENTS - 130.5% .........................................         104,723,509
                 (Cost $130,342,614) (c)

                 OUTSTANDING LOAN - (31.2%) .........................................         (25,000,000)

                 NET OTHER ASSETS AND LIABILITIES - 0.7% ............................             524,695
                                                                                          ---------------
                 NET ASSETS - 100.0% ................................................     $    80,248,204
                                                                                          ===============

-----------------------------

(a) All or a portion of this security serves as collateral on the outstanding loan.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of February 29, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,107,793 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $30,726,898.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 29, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                      LEVEL 2          LEVEL 3
                                                      TOTAL          LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                     VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                         2/29/2016         PRICES          INPUTS            INPUTS
------------------------------------------------  --------------  --------------  --------------  --------------
Common Stocks - Business Development
   Companies*...................................  $   89,778,822  $   89,778,822  $           --  $           --
Common Stocks*..................................         531,900         531,900              --              --
Real Estate Investment Trusts*..................      12,374,337      12,374,337              --              --
Master Limited Partnerships*...................        2,038,450       2,038,450              --              --
                                                  --------------  --------------  --------------  --------------
Total Investments...............................  $  104,723,509  $  104,723,509  $           --  $           --
                                                  ==============  ==============  ==============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at February 29, 2016.


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

      FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB)
                         FEBRUARY 29, 2016 (UNAUDITED)

                                1. ORGANIZATION

First Trust Specialty Finance and Financial Opportunities Fund (the "Fund") is a non-diversified, closed-end management investment company organized as a Massachusetts business trust on March 20, 2007, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol "FGB" on the New York Stock Exchange ("NYSE").

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services - Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid, and any borrowings of the Fund) by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service, or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks, real estate investment trusts, master limited partnerships and other equity securities listed on any national or foreign exchange (excluding The Nasdaq(R) Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on one or more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB)
                         FEBRUARY 29, 2016 (UNAUDITED)


      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of February 29, 2016, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  First Trust Specialty Finance and Financial Opportunities Fund
             ----------------------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas
                                        President and Chief Executive Officer
                                        (principal executive officer)

Date: April 22, 2016
     -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas
                                        President and Chief Executive Officer
                                        (principal executive officer)

Date: April 22, 2016
     -----------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade
                                        Treasurer, Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: April 22, 2016
     -----------------

*Print the name and title of each signing officer under his or her signature.